First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 55.8%
	Aerospace & Defense — 3.0%
40,019	Triumph Group, Inc. (a)	$1,016,483
	Broadline Retail — 3.0%
41,789	Nordstrom, Inc.	1,008,786
	Communications Equipment — 3.4%
31,779	Juniper Networks, Inc. (b)	1,154,213
	Consumer Finance — 4.7%
8,807	Discover Financial Services (b)	1,608,775
	Consumer Staples Distribution & Retail — 2.5%
76,307	Walgreens Boots Alliance, Inc. (b)	837,088
	Diversified Telecommunication Services — 2.6%
24,846	Frontier Communications Parent, Inc. (a)	900,667
	Energy Equipment & Services — 2.1%
29,535	ChampionX Corp.	712,680
	Food Products — 3.3%
13,600	Kellanova	1,125,672
	Health Care Equipment & Supplies — 1.6%
19,921	Surmodics, Inc. (a)	557,987
	Health Care Providers & Services — 4.7%
16,844	Amedisys, Inc. (a) (b)	1,598,496
	Hotels, Restaurants & Leisure — 6.6%
87,584	Everi Holdings, Inc. (a) (b)	1,230,555
76,489	Playa Hotels & Resorts N.V. (a)	1,026,483
		2,257,038
	Insurance — 4.7%
3,299	Enstar Group Ltd. (a)	1,103,218
21,932	ProAssurance Corp. (a)	509,042
		1,612,260
	Metals & Mining — 3.0%
35,081	Radius Recycling, Inc.	1,028,926
	Oil, Gas & Consumable Fuels — 2.8%
7,321	Hess Corp. (b)	944,775
	Software — 3.5%
3,746	ANSYS, Inc. (a)	1,205,762
Shares	Description	Value

	Trading Companies & Distributors — 4.3%
16,257	H&E Equipment Services, Inc. (b)	$1,460,041
	Total Common Stocks	19,029,649
	(Cost $19,106,174)
RIGHTS — 0.0%
	Biotechnology — 0.0%
43,869	Chinook Therapeutics, Inc., expiring December 21, 2029 (a) (c) (d) (e)	0
100,745	Icosavax, Inc., expiring January 1, 2029 (a) (c) (d) (e)	0
		0
	Health Care Equipment & Supplies — 0.0%
7,137	ABIOMED, Inc., expiring December 31, 2029 (a) (c) (d) (e)	0
97,345	Paragon 28, Inc., expiring December 31, 2026 (a) (c) (d) (e)	0
		0
	Pharmaceuticals — 0.0%
39,856	Mirati Therapeutics, Inc., expiring January 23, 2031 (a) (c) (d) (e)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 41.9%
14,309,964	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	14,309,964
	(Cost $14,309,964)
	Total Investments — 97.7%	33,339,613
	(Cost $33,416,138)
COMMON STOCKS SOLD SHORT — (13.4)%
	Consumer Finance — (4.8)%
(9,196)	Capital One Financial Corp.	(1,657,671)
	Energy Equipment & Services — (3.0)%
(31,442)	Schlumberger N.V.	(1,045,446)
	Oil, Gas & Consumable Fuels — (3.1)%
(7,692)	Chevron Corp.	(1,046,574)
	Software — (1.8)%
(1,335)	Synopsys, Inc. (a)	(612,778)

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Trading Companies & Distributors — (0.7)%
(2,091)	Herc Holdings, Inc.	$(228,839)
	Total Investments Sold Short — (13.4)%	(4,591,308)
	(Proceeds $5,073,874)
	Net Other Assets and Liabilities — 15.7%	5,372,477
	Net Assets — 100.0%	$34,120,782

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At April 30, 2025, the segregated value of these securities amounts to $4,712,936.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2025, securities noted
as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of April 30, 2025.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,029,649	$ 19,029,649	$ —	$ —
Rights*	—**	—	—	—**
Money Market Funds	14,309,964	14,309,964	—	—
Total Investments	$33,339,613	$33,339,613	$—	$—**

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (4,591,308)	$ (4,591,308)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.